Schedule II - Condensed Financial Information of Registrant Statements of Operations and Comprehensive Income (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Dividend income					$ 287.3	$ 198.4	$ 159.2
Other income					0.0	8.2	14.7
Total revenues	$ 799.9	$ 749.2	$ 2,357.1	$ 2,202.1	2,966.1	2,890.0	2,628.9
Expenses
General, administrative and corporate expenses	(125.6)	(120.1)	(400.1)	(352.8)	(503.6)	(494.2)	(418.0)
Other expenses					0.0	(20.1)	(10.8)
Income (loss) from operations before income taxes	63.1	91.5	269.6	346.6	402.6	(27.0)	35.1
Income tax benefit/(expense)	(6.4)	(5.2)	(32.1)	(41.4)	132.1	78.1	(5.3)
Net income/(loss)	56.7	86.3	237.5	305.2	534.7	51.1	29.8
Other Comprehensive Income:
Change in unrealized (losses)/gains on investments					105.6	(367.8)	(157.9)
Net change from current period hedged transactions					(14.0)	15.4	(6.2)
Other comprehensive (loss)/income, net of tax	130.2	(66.1)	113.3	(52.1)	106.0	(383.3)	(142.7)
Total comprehensive (loss)/income attributable to Aspen Insurance Holdings Limited's ordinary shareholders	$ 186.9	$ 20.2	$ 350.8	$ 253.1	640.7	(332.2)	(112.9)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Equity in net earnings/(losses) of subsidiaries and other investments, equity method					304.7	14.2	(90.5)
Dividend income					364.4	121.7	193.0
Net realized and unrealized investment (losses)/gains					1.1	(4.0)	(0.5)
Other income					3.2	1.0	0.0
Total revenues					673.4	132.9	102.0
Expenses
General, administrative and corporate expenses					(121.3)	(62.7)	(54.6)
Interest expense					(15.6)	(14.3)	(14.3)
Other expenses					(1.8)	(4.8)	(3.3)
Income (loss) from operations before income taxes					534.7	51.1	29.8
Income tax benefit/(expense)					0.0	0.0	0.0
Net income/(loss)					534.7	51.1	29.8
Other Comprehensive Income:
Change in unrealized (losses)/gains on investments					105.6	(367.8)	(158.6)
Change in foreign currency translation adjustment					14.4	(30.9)	21.4
Other comprehensive (loss)/income, net of tax					106.0	(383.3)	(143.4)
Total comprehensive (loss)/income attributable to Aspen Insurance Holdings Limited's ordinary shareholders					$ 640.7	$ (332.2)	$ (113.6)